Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 18,428	$ 14,697	$ 15,190
Additions based on tax positions related to the current year	3,701	2,034	2,644
Additions for tax positions of prior years	620	4,787	1,511
Reductions for tax positions for prior years	(965)	(725)	(430)
Reduction for lapse in statute of limitations	0	(2,338)	(3,917)
Settlements	(323)	(27)	(301)
Balance at end of year	$ 21,461	$ 18,428	$ 14,697